Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Liabilities for guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	$ 418	$ 443
Less reinsurance recoverables	133	185
Net balance at beginning of period	285	258
Incurred guarantee benefits	66	30
Paid guarantee benefits	(2)	(3)
Reinsurance assumed from AAC	2
Net change	66	27
Net balance at end of period	351	285
Plus reinsurance recoverables	125	133
Balance at end of period	476	418
Liability for guarantees related to death benefits and interest-sensitive life products
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	292	307
Less reinsurance recoverables	81	111
Net balance at beginning of period	211	196
Incurred guarantee benefits	49	18
Paid guarantee benefits	(2)	(3)
Reinsurance assumed from AAC	2
Net change	49	15
Net balance at end of period	260	211
Plus reinsurance recoverables	69	81
Balance at end of period	329	292
Liability for guarantees related to income benefits
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	23	38
Less reinsurance recoverables	20	35
Net balance at beginning of period	3	3
Incurred guarantee benefits	0	0
Paid guarantee benefits	0	0
Reinsurance assumed from AAC	0
Net change	0	0
Net balance at end of period	3	3
Plus reinsurance recoverables	23	20
Balance at end of period	26	23
Liability for guarantees related to accumulation and withdrawal benefits
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	103	98
Less reinsurance recoverables	32	39
Net balance at beginning of period	71	59
Incurred guarantee benefits	17	12
Paid guarantee benefits	0	0
Reinsurance assumed from AAC	0
Net change	17	12
Net balance at end of period	88	71
Plus reinsurance recoverables	33	32
Balance at end of period	$ 121	$ 103